Other Real Estate Owned	12 Months Ended
Dec. 31, 2011
Other Real Estate Owned
Other Real Estate Owned

Note 5 - Other Real Estate Owned

Activity in other real estate owned was as follows at December 31:

	2011	2010
Beginning balance	$20,479	$25,994
Acquired through or instead of loan foreclosure	55,386	7,502
Reductions from sales	(46,452)	(7,480)
Write-downs	(5,908)	(5,537)
Ending balance	$23,505	$20,479

Other real estate owned is reported net of a valuation allowance of $3,625 as of December 31, 2011 and 2010. There were no changes in the valuation allowance during the year ended December 31, 2011. Expenses, excluding write-downs relating to other real estate owned, for 2011, 2010 and 2009 were $2,170, $1,348 and $460, respectively.

Activity in the valuation allowance on other real estate owned was as follows:

	2011	2010
Beginning balance	$3,625	$—
Additions charged to expense	—	3,625
Write-downs	—	—
Ending balance	$3,625	$3,625